Quarterly Holdings Report
for
Fidelity® Short-Term Treasury Bond Index Fund
November 30, 2024
STD-NPRT3-0125
1.841647.118
U.S. Treasury Obligations - 99.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	4.81	11,019,600	11,575,745
US Treasury Bonds 6% 2/15/2026	4.12 to 4.41	53,660,500	54,817,555
US Treasury Bonds 6.375% 8/15/2027	4.07	12,888,100	13,639,738
US Treasury Bonds 6.5% 11/15/2026	3.75	4,120,400	4,322,235
US Treasury Notes 0.25% 5/31/2025	3.48	2,203,000	2,158,269
US Treasury Notes 0.25% 7/31/2025	4.30	2,643,700	2,572,341
US Treasury Notes 0.25% 9/30/2025	0.34 to 4.27	2,393,600	2,313,452
US Treasury Notes 0.375% 1/31/2026	0.43 to 3.91	51,400,100	49,103,158
US Treasury Notes 0.375% 12/31/2025	3.75 to 4.40	42,434,200	40,668,871
US Treasury Notes 0.375% 7/31/2027	2.72 to 4.24	66,256,400	60,039,687
US Treasury Notes 0.375% 9/30/2027	4.02 to 4.25	35,693,800	32,149,517
US Treasury Notes 0.5% 10/31/2027	3.82 to 4.35	36,508,300	32,913,088
US Treasury Notes 0.5% 2/28/2026	0.73 to 4.27	104,351,600	99,582,406
US Treasury Notes 0.5% 4/30/2027	4.67	15,906,500	14,586,758
US Treasury Notes 0.5% 5/31/2027	3.63 to 4.07	36,843,700	33,684,640
US Treasury Notes 0.5% 6/30/2027	2.74 to 4.11	40,772,400	37,177,740
US Treasury Notes 0.5% 8/31/2027	4.09	4,444,200	4,029,466
US Treasury Notes 0.625% 11/30/2027	3.82	16,385,600	14,786,084
US Treasury Notes 0.625% 12/31/2027	4.03	60,272,300	54,233,298
US Treasury Notes 0.625% 3/31/2027	3.97 to 4.43	41,107,800	37,929,974
US Treasury Notes 0.625% 7/31/2026	0.70 to 4.83	109,967,700	103,640,262
US Treasury Notes 0.75% 1/31/2028	3.62 to 4.19	67,075,700	60,410,052
US Treasury Notes 0.75% 3/31/2026	0.92	36,028,300	34,392,953
US Treasury Notes 0.75% 4/30/2026	0.85 to 4.46	106,585,200	101,476,604
US Treasury Notes 0.75% 5/31/2026	0.80 to 5.04	56,999,000	54,115,652
US Treasury Notes 0.75% 8/31/2026	3.96 to 4.52	31,195,000	29,386,665
US Treasury Notes 0.875% 6/30/2026	0.90 to 4.83	30,584,600	29,019,529
US Treasury Notes 0.875% 9/30/2026	3.01 to 4.77	28,411,300	26,755,454
US Treasury Notes 1% 7/31/2028	4.19	50,833,800	45,484,337
US Treasury Notes 1.125% 10/31/2026	1.17 to 1.29	37,562,400	35,453,917
US Treasury Notes 1.125% 2/29/2028	4.19	6,611,700	6,013,806
US Treasury Notes 1.25% 11/30/2026	1.15	32,148,400	30,355,122
US Treasury Notes 1.25% 12/31/2026	1.25 to 4.40	82,407,300	77,656,004
US Treasury Notes 1.25% 3/31/2028	3.83	2,347,600	2,138,975
US Treasury Notes 1.25% 4/30/2028	3.55	37,754,000	34,317,796
US Treasury Notes 1.25% 5/31/2028	3.94 to 4.15	72,441,700	65,723,864
US Treasury Notes 1.25% 6/30/2028	4.17	1,197,800	1,084,196
US Treasury Notes 1.25% 9/30/2028	4.66	66,740,300	60,006,308
US Treasury Notes 1.5% 1/31/2027	1.62	10,888,300	10,290,294
US Treasury Notes 1.5% 8/15/2026	4.71	6,707,600	6,409,950
US Treasury Notes 1.625% 10/31/2026	1.13 to 4.52	47,288,400	45,086,534
US Treasury Notes 1.625% 2/15/2026	0.73 to 4.57	17,498,100	16,954,018
US Treasury Notes 1.625% 5/15/2026	4.42 to 4.57	30,323,000	29,202,471
US Treasury Notes 1.875% 2/28/2027	1.72	22,422,400	21,329,308
US Treasury Notes 1.875% 2/28/2029	4.28	85,809,000	78,414,677
US Treasury Notes 1.875% 7/31/2026	3.53 to 3.83	8,528,200	8,208,726
US Treasury Notes 2.125% 5/15/2025	4.24	2,164,600	2,142,341
US Treasury Notes 2.125% 5/31/2026	4.52 to 4.76	12,121,500	11,748,385
US Treasury Notes 2.25% 11/15/2027	4.12	23,284,800	22,081,449
US Treasury Notes 2.25% 2/15/2027	4.63	7,761,600	7,451,742
US Treasury Notes 2.25% 8/15/2027	3.69 to 3.83	14,277,500	13,600,434
US Treasury Notes 2.375% 3/31/2029	4.23	39,814,200	37,089,416
US Treasury Notes 2.375% 5/15/2027	4.56	16,912,700	16,219,015
US Treasury Notes 2.375% 5/15/2029	4.52	11,834,100	11,014,958
US Treasury Notes 2.5% 3/31/2027	2.43 to 2.86	20,362,300	19,625,757
US Treasury Notes 2.625% 1/31/2026	4.62	20,218,500	19,833,085
US Treasury Notes 2.625% 12/31/2025	3.85	1,102,000	1,082,241
US Treasury Notes 2.625% 5/31/2027	2.82	45,276,100	43,656,065
US Treasury Notes 2.75% 2/15/2028	4.21	11,211,200	10,754,431
US Treasury Notes 2.75% 4/30/2027	4.41 to 4.46	14,756,600	14,289,115
US Treasury Notes 2.75% 5/31/2029	4.52	37,658,200	35,575,231
US Treasury Notes 2.75% 7/31/2027	2.71	13,415,100	12,947,144
US Treasury Notes 2.875% 4/30/2029	4.75	47,432,100	45,086,435
US Treasury Notes 3.125% 8/31/2027	4.07	6,174,800	6,014,400
US Treasury Notes 3.25% 6/30/2027	3.04	8,671,900	8,487,283
US Treasury Notes 3.375% 9/15/2027	3.56	12,500,000	12,257,813
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.19	56,870,600	55,824,270
US Treasury Notes 3.5% 4/30/2028	4.47	1,533,200	1,503,136
US Treasury Notes 3.5% 9/30/2026	3.65 to 3.99	58,950,000	58,215,428
US Treasury Notes 3.5% 9/30/2029	3.56	39,300,000	38,283,726
US Treasury Notes 3.625% 5/15/2026	5.03	1,964,400	1,946,987
US Treasury Notes 3.625% 8/31/2029	3.71	66,500,700	65,175,881
US Treasury Notes 3.75% 12/31/2028	3.83 to 3.91	9,438,500	9,309,089
US Treasury Notes 3.75% 4/15/2026	4.36	11,019,600	10,942,549
US Treasury Notes 3.75% 8/15/2027	3.72 to 4.12	22,257,500	22,042,750
US Treasury Notes 3.75% 8/31/2026	3.93	47,900	47,513
US Treasury Notes 3.875% 11/30/2027	3.61 to 4.03	53,516,800	53,153,053
US Treasury Notes 4% 1/15/2027	4.18	13,200,000	13,153,078
US Treasury Notes 4% 2/29/2028	4.04	3,401,700	3,388,678
US Treasury Notes 4% 7/31/2029	3.64 to 4.10	63,137,200	62,874,088
US Treasury Notes 4.125% 10/31/2026 (c)	4.16 to 4.20	30,650,000	30,606,898
US Treasury Notes 4.125% 10/31/2027	4.24	6,947,100	6,949,814
US Treasury Notes 4.125% 10/31/2029	4.15	40,600,000	40,660,266
US Treasury Notes 4.125% 11/30/2029	4.08	44,500,000	44,510,430
US Treasury Notes 4.125% 3/31/2029	4.21	1,676,900	1,677,555
US Treasury Notes 4.125% 6/15/2026	4.50	3,880,800	3,873,220
US Treasury Notes 4.125% 7/31/2028	3.94	12,350,000	12,350,482
US Treasury Notes 4.125% 9/30/2027	3.44	1,629,000	1,629,191
US Treasury Notes 4.25% 6/30/2029	4.35	50,738,000	51,053,930
US Treasury Notes 4.375% 11/30/2028	4.29	91,606,200	92,472,164
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.19	17,696,100	17,758,313
US Treasury Notes 4.375% 7/15/2027	4.07	7,857,400	7,902,831
US Treasury Notes 4.375% 7/31/2026	3.91	5,279,800	5,290,937
US Treasury Notes 4.375% 8/31/2028	4.25	90,073,100	90,833,092
US Treasury Notes 4.5% 5/31/2029	3.68 to 4.50	40,296,900	40,956,447
US Treasury Notes 4.625% 10/15/2026	4.90	15,283,700	15,396,537
US Treasury Notes 4.625% 11/15/2026	4.02	1,868,500	1,883,098
US Treasury Notes 4.625% 6/15/2027	3.80	2,299,700	2,326,650
US Treasury Notes 4.625% 6/30/2026	4.30	23,955,600	24,090,350
US Treasury Notes 4.625% 9/15/2026	4.06 to 4.90	60,895,100	61,308,997
US Treasury Notes 4.875% 10/31/2028	4.83	61,709,600	63,372,866
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,002,492,985)			2,979,332,530

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.64	11,073,626	11,075,840
Fidelity Securities Lending Cash Central Fund (d)(e)	4.64	18,379,641	18,381,479
TOTAL MONEY MARKET FUNDS (Cost $29,457,319)			29,457,319

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,031,950,304)	3,008,789,849
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,859,562)
NET ASSETS - 100.0%	3,004,930,287

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	21,932,692	356,810,144	367,667,598	564,429	602	-	11,075,840	0.0%
Fidelity Securities Lending Cash Central Fund	33,872,580	367,014,354	382,505,455	39,147	-	-	18,381,479	0.1%
Total	55,805,272	723,824,498	750,173,053	603,576	602	-	29,457,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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